Segment reporting (Details 2) $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based compensation	¥ (4,155,933,000)		¥ (3,694,955,000)	¥ (3,659,989,000)
Impairment of goodwill and intangible assets				(22,317,000)
Total	12,342,820,000	$ 1,891,620	8,994,880,000	(2,619,131,000)
Unallocated items
Share-based compensation	(4,155,933,000)		(3,694,955,000)	(3,659,989,000)
Amortization of intangible assets resulting from assets and business acquisitions	(723,420,000)		(885,385,000)	(1,805,638,000)
Effects of business cooperation arrangements	236,539,000		822,162,000	956,248,000
Impairment of goodwill and intangible assets				(22,317,000)
Total	¥ (4,642,814,000)		¥ (3,758,178,000)	¥ (4,531,696,000)